UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Archon Partners LLC
Address: 152 W. 57th Street
         New York, New York  10019

13F File Number:  028-13368

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christine Olenchalk
Title:     Chief Financial Officer
Phone:     (212) 484-3100

Signature, Place, and Date of Signing:

 /s/   Christine Olenchalk     New York, New York     August 13, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    62

Form 13F Information Table Value Total:    $229,973 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     4577    71000 SH       SOLE                    71000        0        0
ALLERGAN INC                   COM              018490102      759     8200 SH       SOLE                     8200        0        0
ALTRIA GROUP INC               COM              02209S103     8095   234300 SH       SOLE                   234300        0        0
AMAZON COM INC                 COM              023135106     3654    16000 SH       SOLE                    16000        0        0
AMERICAN EXPRESS CO            COM              025816109     6595   113300 SH       SOLE                   113300        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784     5455   170000 SH       SOLE                   170000        0        0
APPLE INC                      COM              037833100     6988    11965 SH       SOLE                    11965        0        0
BIOGEN IDEC INC                COM              09062X103      621     4300 SH       SOLE                     4300        0        0
CAPITAL ONE FINL CORP          COM              14040H105     4974    91000 SH       SOLE                    91000        0        0
CHIPOTLE MEXICAN GRILL INC     COM              169656105     5103    13432 SH       SOLE                    13432        0        0
CHURCH & DWIGHT INC            COM              171340102      666    12000 SH       SOLE                    12000        0        0
CLOROX CO DEL                  COM              189054109     4130    57000 SH       SOLE                    57000        0        0
COCA COLA CO                   COM              191216100     5708    73000 SH       SOLE                    73000        0        0
COMCAST CORP NEW               CL A SPL         20030N200     3454   110000 SH       SOLE                   110000        0        0
D R HORTON INC                 COM              23331A109      478    26000 SH       SOLE                    26000        0        0
DISH NETWORK CORP              CL A             25470M109     3911   137000 SH       SOLE                   137000        0        0
DISNEY WALT CO                 COM DISNEY       254687106     4026    83000 SH       SOLE                    83000        0        0
EBAY INC                       COM              278642103     4180    99500 SH       SOLE                    99500        0        0
EXXON MOBIL CORP               COM              30231G102     4749    55500 SH       SOLE                    55500        0        0
FISERV INC                     COM              337738108     3683    51000 SH       SOLE                    51000        0        0
FRESH MKT INC                  COM              35804H106      590    11000 SH       SOLE                    11000        0        0
GOOGLE INC                     CL A             38259P508     6819    11755 SH       SOLE                    11755        0        0
HOME DEPOT INC                 COM              437076102      758    14300 SH       SOLE                    14300        0        0
INTEL CORP                     COM              458140100     4690   176000 SH       SOLE                   176000        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     5672    29000 SH       SOLE                    29000        0        0
INTUITIVE SURGICAL INC         COM NEW          46120E602      555     1002 SH       SOLE                     1002        0        0
JOHNSON & JOHNSON              COM              478160104      304     4500 SH  CALL SOLE                     4500        0        0
JPMORGAN CHASE & CO            COM              46625H100     4288   120000 SH       SOLE                   120000        0        0
LIBERTY MEDIA CORPORATION      LIB CAP COM A    530322106      615     7000 SH       SOLE                     7000        0        0
LILLY ELI & CO                 COM              532457108      395     9200 SH  CALL SOLE                     9200        0        0
LOCKHEED MARTIN CORP           COM              539830109     5747    66000 SH       SOLE                    66000        0        0
LOWES COS INC                  COM              548661107       48     1700 SH  CALL SOLE                     1700        0        0
LOWES COS INC                  COM              548661107     5603   197000 SH       SOLE                   197000        0        0
MASCO CORP                     COM              574599106     3717   268000 SH       SOLE                   268000        0        0
MASTERCARD INC                 CL A             57636Q104     9517    22128 SH       SOLE                    22128        0        0
MEAD JOHNSON NUTRITION CO      COM              582839106      660     8200 SH       SOLE                     8200        0        0
MICROSOFT CORP                 COM              594918104     6877   224800 SH       SOLE                   224800        0        0
MONSTER BEVERAGE CORP          COM              611740101      598     8400 SH       SOLE                     8400        0        0
NIKE INC                       CL B             654106103     4038    46000 SH       SOLE                    46000        0        0
NOBLE ENERGY INC               COM              655044105     3223    38000 SH       SOLE                    38000        0        0
NOVO-NORDISK A S               ADR              670100205     5886    40500 SH       SOLE                    40500        0        0
PANERA BREAD CO                CL A             69840W108      488     3500 SH       SOLE                     3500        0        0
PEPSICO INC                    COM              713448108     6430    91000 SH       SOLE                    91000        0        0
PEPSICO INC                    COM              713448108     2254    31900 SH  CALL SOLE                    31900        0        0
PFIZER INC                     COM              717081103     5681   247000 SH       SOLE                   247000        0        0
PHILIP MORRIS INTL INC         COM              718172109     7853    90000 SH       SOLE                    90000        0        0
PPG INDS INC                   COM              693506107     3502    33000 SH       SOLE                    33000        0        0
PRICELINE COM INC              COM NEW          741503403     5017     7550 SH       SOLE                     7550        0        0
PROCTER & GAMBLE CO            COM              742718109     3859    63000 SH       SOLE                    63000        0        0
PROCTER & GAMBLE CO            COM              742718109      423     6900 SH  CALL SOLE                     6900        0        0
QUALCOMM INC                   COM              747525103     4454    80000 SH       SOLE                    80000        0        0
SCRIPPS NETWORKS INTERACT IN   CL A COM         811065101      643    11300 SH       SOLE                    11300        0        0
SEAGATE TECHNOLOGY PLC         SHS              G7945M107     3215   130000 SH       SOLE                   130000        0        0
STARBUCKS CORP                 COM              855244109     5172    97000 SH       SOLE                    97000        0        0
TRACTOR SUPPLY CO              COM              892356106     4153    50000 SH       SOLE                    50000        0        0
UNDER ARMOUR INC               CL A             904311107      595     6300 SH       SOLE                     6300        0        0
UNION PAC CORP                 COM              907818108     6085    51000 SH       SOLE                    51000        0        0
VIACOM INC NEW                 CL B             92553P201      611    13000 SH       SOLE                    13000        0        0
VISA INC                       COM CL A         92826C839     8934    72260 SH       SOLE                    72260        0        0
WELLS FARGO & CO NEW           COM              949746101     6989   209000 SH       SOLE                   209000        0        0
WELLS FARGO & CO NEW           COM              949746101      732    21900 SH  CALL SOLE                    21900        0        0
WHOLE FOODS MKT INC            COM              966837106      477     5000 SH       SOLE                     5000        0        0